Subsequent Events (Q1) (Details)	Aug. 04, 2023 USD ($) Integer shares	May 09, 2023 USD ($) $ / shares	Apr. 17, 2023 USD ($) Underwriters	Apr. 16, 2023 USD ($) Underwriters	Jan. 11, 2023 USD ($) Integer shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Number of Shareholders Elected to Redeem Shares | Integer					260
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, value						$ 0	$ 0	$ 0
Stock Redeemed or Called During Period, Shares | shares					47,381,598
Percentage of Stock Redeemed of Issued and Outstanding					98.10%
Stock Redeemed or Called During Period, Value					$ 478,003,632
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of underwriters | Underwriters				1
Deferred fee waived				$ 10,143,000
Number of Shareholders Elected to Redeem Shares | Integer	16				260
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares | shares	282,624				47,381,598
Percentage of Stock Redeemed of Issued and Outstanding	30.77%				98.10%
Stock Redeemed or Called During Period, Value	$ 2,942,663				$ 478,003,632
Subsequent Event [Member] | Merger Agreement
Subsequent Event [Line Items]
Number of underwriters | Underwriters			1
Deferred fee waived			$ 6,762,000
Common stock, value		$ 750,000,000
Common stock, share price (in dollars per share) | $ / shares		$ 10
Duration of lock-up agreements		180 days
Maximum duration of written notice to board of directors		15 days
Period to terminate the Merger Agreement		10 days
Minimum breach curable period		30 days